Segment Information	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Segment Information

Note 10 — Segment Information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the Chief Operating Decision Maker (“CODM”) to allocate resources and other factors. The accounting policies of the segment are the same as those described in Note 2. The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net income (loss), as reported on the unaudited condensed consolidated statements of operations. The following table presents the significant revenue and expense categories of the Company’s single operating segment.

	For the three months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Operating expenses:
Clinical trial related service fee	$4,125,000	$2,801,000
Consulting fee	17,228	25,000
Stock-based compensation	152,421	—
Salary expense	132,054	133,811
Professional fee	184,791	293,934
Insurance expense	86,690	88,456
Other general and administrative fee	102,965	34,536
Loss before income tax	4,801,149	3,376,737

Income tax expense	—	—
Net loss	$4,801,149	$3,376,737
	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Operating expenses:
Clinical trial related service fee	$10,125,000	$6,301,000
Consulting fee	67,228	75,000
Stock-based compensation	470,614	—
Salary expense	392,861	385,360
Professional fee	945,318	645,238
Insurance expense	251,383	263,443
Other general and administrative fee	197,071	125,673
Loss before income tax	12,449,475	7,795,714

Income tax expense	863	1,625
Net loss	$12,450,338	$7,797,339